Finance Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense
Trade and other payables	₩ 88,757	₩ 94,019	₩ 42,830
Short-term borrowings	29,358	42,971	32,545
Long-term borrowings	118,678	119,806	92,243
Debt securities	1,805,253	1,827,511	1,771,544
Other financial liabilities	540,867	558,464	505,112
Interest Expense (Before Capitalizing borrowing costs)	2,582,913	2,642,771	2,444,274
Less: Capitalized borrowing costs	(587,488)	(595,960)	(575,816)
Interest expense	1,995,425	2,046,811	1,868,458
Losses on sale of financial assets	648	2,106	1
Losses on valuation of financial assets at fair value through profit or loss	7,396	4,513	6,616
Losses on valuation of derivatives	513,278	45,385	46,740
Losses on transaction of derivatives	81,055	71,546	32,448
Losses on foreign currency translation	215,047	553,731	393,859
Losses on foreign currency transaction	79,103	55,509	121,763
Losses on repayment of financial liabilities	35	0	0
Other Finance Expenses	4,456	2,555	858
Total Finance Expense	₩ 2,896,443	₩ 2,782,156	₩ 2,470,743